Stock compensation and other employee benefit plans - Assumptions used to value option awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Black-Scholes-Merton pricing formula weighted-average assumptions:
Expected life (in years)	7 years 8 months 19 days	6 years 25 days	5 years 11 months 1 day
Risk Free Interest Rate	1.32%	1.60%	1.94%
Volatility	56.47%	51.57%	52.90%
Dividend yield	0.00%	0.00%	0.00%
Valuations:
Grant-date fair value per option (post-split)	$ 4.79	$ 2.86	$ 1.29
Intrinsic value of options exercised (in thousands)	$ 22,852
Average intrinsic value per share of options exercised	$ 8.05